Bonds and Borrowings - Schedule of Components of Bonds and Borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Borrowings [abstract]
Current portion of long-term borrowings	¥ 3,834	¥ 4,464
Current portion of bonds		9,992
Long-term borrowings, less current portion	56,750	50,584
Bonds, less current portion	9,991	9,983
Total	70,575	75,023
Bonds and borrowings (current)	3,834	14,456
Bonds and borrowings (non-current)	¥ 66,741	¥ 60,567